Schedule of Segment Reporting Significant Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Salaries and employee compensation and benefits	$ 60	$ 1,505
Professional fees	1,333	1,628
Insurance expenses	453	485
Board of directors’ fees	128	457
Total	$ 1,974	$ 4,075